AFS Debt Securities, Contractual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 215,700	$ 170,650
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	3,199
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	12,382
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	47,266
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	152,853
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	213,573	162,978
Available-for-sale, fair value, remaining contractual maturity, due within one year	3,202
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	12,160
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	47,498
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 150,713
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	4.31%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	2.92%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	2.64%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	4.15%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	4.52%
AFS and HTM Debt Securities Textual [Abstract]
Debt securities, available-for-sale, maturity allocation [Extensible Enumeration]	Debt Securities, Maturity Allocation, Contractual Maturity [Member]
Fair value hedging [Member]
AFS and HTM Debt Securities Textual [Abstract]
Portfolio level basis adjustments	$ 75	(43)
Securities of U.S. Treasury and federal agencies [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	51,738	23,791
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	1,337
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	8,890
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	40,188
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	1,323
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	51,809
Available-for-sale, fair value, remaining contractual maturity, due within one year	1,337
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	8,727
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	40,465
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 1,280
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	3.79%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	3.92%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	2.44%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	4.16%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	1.44%
Securities of U.S. states and political subdivisions [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 10,706	12,542
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	896
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	3,143
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	2,721
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	3,946
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	10,397	12,035
Available-for-sale, fair value, remaining contractual maturity, due within one year	895
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	3,075
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	2,623
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 3,804
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	3.45%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	3.61%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	2.90%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	3.57%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	3.76%
Federal agency mortgage-backed securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 142,022	129,703
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	2
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	176
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	3,938
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	137,906
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	140,080
Available-for-sale, fair value, remaining contractual maturity, due within one year	2
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	176
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	3,948
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 135,954
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	4.54%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	2.02%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	4.05%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	4.40%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	4.54%
Non-agency mortgage-backed securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 2,141	1,844
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	44
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	2,097
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	2,126
Available-for-sale, fair value, remaining contractual maturity, due within one year	0
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	0
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	44
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 2,082
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	4.30%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	4.30%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	4.30%
Collateralized loan obligations [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 7,895	2,196
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	5
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	332
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	7,558
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	7,904	2,202
Available-for-sale, fair value, remaining contractual maturity, due within one year	0
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	5
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	333
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 7,566
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	5.21%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	5.86%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	5.45%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	5.20%
Other debt securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 1,198	$ 574
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	964
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	168
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	43
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	23
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	1,257
Available-for-sale, fair value, remaining contractual maturity, due within one year	968
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	177
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	85
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 27
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	1.84%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	0.89%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	7.08%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	3.26%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	0.56%